Income Tax - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory rate applied to income before income tax	$ 15,472	$ 16,335	$ 16,236
Tax-exempt income	(508)	(1,475)	(1,487)
Low income housing tax credit investments	(235)	(134)	(19)
Employee stock ownership plan dividends	(106)	(97)	(89)
Bank owned life insurance	(99)	(140)	(119)
Share-based compensation	(50)	(144)	(184)
Non-deductible meals, entertainment and memberships	77	30	32
Other, net	58	62	48
Income tax expense	$ 14,609	$ 14,437	$ 14,418